Annual Total Returns - Fidelity® Four-in-One Index Fund [BarChart] - 02.28 Fidelity Four-in-One Index Fund PRO-11 - Fidelity® Four-in-One Index Fund - Fidelity Four-in-One Index Fund-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(1.39%)
Annual Return 2012	15.10%
Annual Return 2013	24.53%
Annual Return 2014	6.70%
Annual Return 2015	0.13%
Annual Return 2016	8.31%
Annual Return 2017	19.27%
Annual Return 2018	(6.58%)
Annual Return 2019	25.10%
Annual Return 2020	16.28%